PRIVATE PLACEMENT (Details) - Mars Acquisition Corporation - USD ($)			8 Months Ended	12 Months Ended
	Jan. 30, 2024	Feb. 16, 2023	Sep. 30, 2024	Sep. 30, 2024
PRIVATE PLACEMENT
Duration of combination period	21 months		21 months	12 months
Extension Period To Complete Business Combination	27 months		27 months	18 months
Private placement
PRIVATE PLACEMENT
Sale of private placement warrants		391,000
Gross proceeds from issuance of private placements		$ 3,910,000
Private placement, over-allotment option
PRIVATE PLACEMENT
Number of sale units		36,000
Purchase price, per unit		$ 10